[NATIONWIDE LOGO]

January 4, 2000

VIA EDGAR

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Variable Account -10
                  Nationwide Life Insurance Company
                  File No. 333-81701
                  CIK No.0001087697

Ladies and Gentlemen:

Pursuant to 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account -10 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 2 to the Registration Statement for the Company and the Variable Account which became effective December 30, 1999.

Please contact the undersigned (614) 249-0293 with any questions regarding this filing.

Sincerely,


/s/Paige L. Ryan, Esq.
Paige L. Ryan, Esq.
Compliance Specialist

cc:      Mr. Ron Holinsky
         Stop 5-6
         Office of Insurance Products and Legal Compliance

Home Office: One Nationwide Plaza                      Nationwide Insurance
Columbus, OH 43215-2220                                Nationwide Financial